Other operating items - Other Operating Items (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income (Loss) [Abstract]
Impairment of long lived assets		$ 0	$ (414)	$ (4,087)	$ 0
Loss on impairment of intangibles		0	0	(21)	0
Gain on disposals		0	0	15	0
Other operating income	[1]	21	7	9	39
Total other operating items		$ 21	$ (407)	$ (4,084)	$ 39

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.